Cash Flow Information	12 Months Ended
Dec. 31, 2011
Cash Flow Information Disclosure [Abstract]
Cash Flow Information
Cash Flow Information

Detail of supplemental disclosures of cash flow and non-cash investing and financing information was:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Interest paid, net of amount capitalized	$642	$609	$587
Income taxes paid (a)	26	20	47
Non-cash investing and financing activities:
Additions to fixed assets for accrued capital expenditures	292	393	44
Decrease to fixed assets for accrued grants and related tax impact	(32)	—	(132)
Decrease to 4.0% preferred stock from conversion to common stock	—	149	257
Decrease to notes receivable for equity conversion	63	56	—
Decrease to 5.75% preferred stock from conversion to common stock	—	—	447
(Increase)/decrease to treasury stock from the net impact of shares loaned to and returned by affiliates of CS	—	(160)	160

(a)	2011, 2010, and 2009 income taxes paid are net of $8 million, $14 million, and $3 million, respectively, of income tax refunds received.